Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Estimated Future Minimum Commitments for Operating Leases

The estimated future minimum commitments under these noncancelable operating leases are as follows:

(in thousands)
Year ending December 31:
2013	$1,915
2014	2,710
2015	2,794
2016	2,877
2017	2,960

Total estimated minimum payments	$13,256